6A. STOCK OPTIONS AND WARRANTS Warrant Activity (Details 1) (Warrant [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Warrant [Member]
Shares Under Warrants
Outstanding beginning balance	108,734	96,800	10,500
Issued		11,934	86,300
Issued	(122,734)
Expired
Outstanding ending balance	1,000	108,734	96,800
Weighted Average Exercise Price
Outstanding beginning balance	$ 123.00	$ 122.00	$ 100.00
Issued		$ 125.00	$ 134.00
Outstanding ending balance	$ 126.00	$ 123.00	$ 122.00
Outstanding beginning balance	3 years 6 months	4 years 6 months	4 years 8 months 12 days
Outstanding ending balance	7 years 4 months 24 days	3 years 6 months	4 years 6 months
Aggregate Intrinsic Value
Outstanding beginning balance			$ 262,506
Outstanding ending balance